Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - Ordinary shares [member] - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jun. 11, 2025	Jun. 10, 2025
Disclosure of classes of share capital [line items]
Average cost of shares purchased for cancellation	$ 175.27	$ 152.66	$ 171.22	$ 152.66
Fair value of common shares purchased	$ 955	$ 73	$ 1,781	$ 73
Book value of common shares purchased	$ 81	$ 7	$ 155	$ 7
Average book value per share	$ 14.88	$ 14.82	$ 14.87	$ 14.82
Top of range [member]
Disclosure of classes of share capital [line items]
Purchase Of common share					$ 30	$ 35